Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	May 31, 2010 Predecessor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor
Operating Activities:
Consolidated net income	$ 19,873	$ 24,146	$ 280,014	$ 41,125	$ 98,816	$ 76,498
Adjustments to reconcile consolidated net income to net cash provided by (used in) operating activities:
Depreciation	25,956	27,784	35,333	57,687	107,275	108,473
Amortization of intangibles	3,891	3,833	319	8,982	15,456	15,601
Impairment charges					10,069
Reorganization items and fresh-start adjustments			(303,453)
Non-cash restructuring charges	87	258	46	468	4,155	383
Amortization of debt issuance cost	316	316	11,505	714	1,263	1,253
Stock-based compensation expense	3,800	4,825	244	6,351	15,306	12,096
Gain on partial sale of joint venture						(11,423)
Changes in operating assets and liabilities	(67,224)	(95,764)
Gain on sale of fixed assets					(6,687)
Deferred income taxes			31,049	(7,760)	(41,386)	(525)
Changes in operating assets and liabilities:
Accounts receivable			(33,553)	47,665	(61,735)	(27,246)
Inventories			(11,824)	7,663	(2,237)	(4,641)
Prepaid expenses			(6,412)	6,904	2,969	(7,356)
Accounts payable			(59,180)	(3,856)	14,581	54,883
Accrued liabilities			29,561	15,105	(15,750)	(38,228)
Other			(49,044)	(10,452)	(57,694)	(7,429)
Net cash provided by (used in) operating activities	(13,301)	(34,602)	(75,395)	170,596	84,401	172,339
Investing activities:
Capital expenditures, including other intangible assets	(34,269)	(29,198)	(22,935)	(54,441)	(131,067)	(108,339)
Acquisition of businesses, net of cash acquired		(1,675)			(1,084)	28,487
Investment in affiliate						(10,500)
Return on equity investments	2,120
Proceeds from partial sale of joint venture						16,000
Proceeds from sale of fixed assets	218	4,230	3,851	2,603	14,581	599
Net cash used in investing activities	(31,931)	(26,643)	(19,084)	(51,838)	(117,570)	(73,753)
Financing activities:
Payments on debtor-in-possession financing			(175,000)
Proceeds from issuance of long-term debt			450,000
Increase (decrease) in short term debt, net	4,897	2,433	(2,069)	3,879	(428)	(5,815)
Cash dividends paid	(1,651)	(1,655)		(3,163)	(6,784)	(7,116)
Principal payments on long-term debt	(1,763)	(1,799)	(709,574)	(2,123)	(5,110)	(4,047)
Purchase of noncontrolling interest	(1,911)				(2,000)
Proceeds from issuance of preferred and common stock			355,000
Debt issuance cost and back stop fees			(30,991)
Repurchase of preferred stock		(4,870)			(6,838)	(7,470)
Repurchase of common stock	(11,098)				(36,895)
Other	(8)	16		48	(21)	(136)
Net cash provided by (used in) financing activities	(11,534)	(5,875)	(112,634)	(1,359)	(58,076)	(24,584)
Effects of exchange rate changes on cash and cash equivalents	2,924	1,329	5,528	(1,618)	55	(6,707)
Changes in cash and cash equivalents	(53,842)	(65,791)	(201,585)	115,781	(91,190)	67,295
Cash and cash equivalents at beginning of period	270,555	361,745	380,254	178,669	361,745	294,450
Cash and cash equivalents at end of period	$ 216,713	$ 295,954	$ 178,669	$ 294,450	$ 270,555	$ 361,745